Goodwill and Intangible Assets, Net - Details of Total Goodwill (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Goodwill [Line Items]
Goodwill resulting from immaterial acquisitions	$ 164,506	$ 123,987
Value of intangible asset	281,527	252,517
Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	153,504	132,771
Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	120,981	110,688
Comverse [Member]
Goodwill [Line Items]
Goodwill resulting from immaterial acquisitions		117,693
Comverse [Member] | Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset		$ 97,000
Useful life of intangible assets		4 years
Comverse [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset		$ 38,639
Useful life of intangible assets		5 years
Vindicia [Member] | Core Technology [Member]
Goodwill [Line Items]
Goodwill resulting from immaterial acquisitions	64,004
Value of intangible asset	$ 20,091
Useful life of intangible assets	3 years
Vindicia [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	$ 11,623
Useful life of intangible assets	5 years
Vindicia [Member] | Other [Member]
Goodwill [Line Items]
Value of intangible asset	$ 1,103
Useful life of intangible assets	2 years
Brite:Bill [Member] | Core Technology [Member]
Goodwill [Line Items]
Goodwill resulting from immaterial acquisitions	$ 55,430
Value of intangible asset	$ 20,917
Useful life of intangible assets	3 years
Brite:Bill [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	$ 9,638
Useful life of intangible assets	7 years
Brite:Bill [Member] | Other [Member]
Goodwill [Line Items]
Value of intangible asset	$ 773
Useful life of intangible assets	2 years
Pontis [Member] | Core Technology [Member]
Goodwill [Line Items]
Goodwill resulting from immaterial acquisitions	$ 36,985
Value of intangible asset	$ 24,361
Useful life of intangible assets	4 years
Pontis [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	$ 20,993
Useful life of intangible assets	6 years